March 3, 2006


Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C.  20549


Attention:  Claire Erlanger

Re:     Movie Gallery Inc.
        Form 10-K for the year ended January 2, 2005
        Forms 10-QSB for the periods ended October 2, 2005,
          July 3, 2005 and April 3, 2005.
        Commission file # 000-24548


In the enclosed filing, reference is made to the comments of the Staff of the Securities and Exchange Commission with respect to the above-referenced Form 10-K and Forms 10-QSB of Movie Gallery Inc. ("The Company") in the letter dated December 21, 2005, addressed to Mrs. Ivy
M. Jernigan, Chief Financial Officer.

The Company acknowledges that: (1) it is responsible for the adequacy of the disclosure in its filings; (2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (3) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Movie Gallery Inc. is requesting confidential treatment under FOIA Rule 83 for the Company's response to Item 17 of Securities and Exchange Commission Staff comments letter dated December 21, 2005. This request for confidential treatment under Rule 83 will be sent to the FOIA office located in Alexandria, VA.

Please call me at (503) 570-5502, with any comments or questions that you may have with respect to the enclosed filing, or if we may be of any further assistance.


Best regards,

Bart Walker
Senior Vice President, Controller